LEASE ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Summary of Right of Use Asset

Right-of-use assets

Right-of-use assets consist of the following:

	December 31
(in US$ thousands)	2022	2021
Carrying amount:
Office premise	$1,306	$1,971

The following tables summarize changes to our Company’s right-of use assets during 2022 and 2021:

(in US$ thousands)	Cost
	2022	2021
Balance at January 1	$2,390	$—
Additions	—	2,364
Exchange differences	(225)	26
Balance at December 31	$2,165	$2,390

	Accumulated depreciation
	2022	2021
Balance at January 1	$419	$—
Depreciation	489	415
Exchange differences	(49)	4
Balance at December 31	$859	$419

	Carrying amounts
	2022	2021
Balance at January 1	$1,971	$—
Balance at December 31	$1,306	$1,971

Summary of Lease Liabilities	Lease liabilities

	December 31
(in US$ thousands)	2022	2021
Carrying amount:
Current portion (classified under other current liabilities)	$440	$537
Noncurrent portion	893	1,450
	$1,333	$1,987

Supplemental Disclosures of Cash Flow and Noncash Information Related to Leases

Supplemental disclosures of cash flow and noncash information consist of the following:

	For the Year ended December 31
(in US$ thousands)	2022	2021
Cash paid for operating leases	$502	$531
Lease liabilities arising from obtaining right-of-use assets	$—	$2,364

	As of December 31
	2022	2021
Weighted-average remaining lease term	3.03 years	4.00 years
Weighted-average discount rate	1.50%	1.54%

Reconciliation of Undiscounted Cash Flows to Operating Lease Liabilities

The table below reconciles the undiscounted cash flows for each of the first five years and total of the remaining years to the operating lease liabilities recorded on the consolidated balance sheet as of December 31, 2022:

(in US$ thousands)	Operating Leases
Year
2023	$455
2024	426
2025	412
2026	69
Total minimum lease payments	1,362
Less: amount of lease payments representing interest	(29)
Present value of future minimum lease payments	1,333
Less: current obligation under leases	(440)
Non-current lease obligations	$893